Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Revenue, net
Operating expenses:
Research and development (Note 5)	224,260	556,868	$ 558,148	$ 1,063,243	2,280,933	1,690,865
General and administrative	2,308,075	2,230,801	4,291,987	3,061,710	6,457,860	2,806,801
Total operating expenses	2,532,335	2,787,669	4,850,135	4,124,953	(8,738,793)	(4,497,666)
Loss from operations	(2,532,335)	(2,787,669)	(4,850,135)	(4,124,953)	(8,738,793)	(4,497,666)
Other income (expense)
Interest income (expense)	40,079	(1,100,507)	76,871	(1,345,944)	(1,320,416)	(166,746)
FMV adjustment on contingent stock & warrants	(90,108)	4,365,930	93,977	4,078,930	5,392,911
Foreign currency and other	(23,461)		(38,368)		26,636
Total Other Income (Expense)	(73,490)	3,265,423	132,480	2,732,986
Net (loss) / Gain	$ (2,605,825)	$ 477,754	$ (4,717,655)	$ (1,391,967)	$ (4,639,662)	$ (4,664,412)
Net loss per share, basic	$ (0.22)	$ 0.06	$ (0.42)	$ (0.20)	$ (0.57)	$ (0.96)
Net loss per share, diluted	$ (0.22)	$ 0.06	$ (0.42)	$ (0.20)	$ (0.57)	$ (0.96)
Weighted average shares used to compute net loss per share, basic	11,655,936	8,669,372	11,193,740	6,928,217	8,100,410	4,876,899
Weighted average shares used to compute net loss per share, diluted	11,655,936	8,669,372	11,193,740	6,928,217	8,100,410	4,876,899